Net results of financial transactions (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net results of financial transactions
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	kr 2	kr (3)	kr 0
Total net results of financial transactions	226	19	(102)
Hedging instrument
Net results of financial transactions
Financial instruments under fair-value hedge accounting	2,846	(192)	(999)
Hedged item
Net results of financial transactions
Financial instruments under fair-value hedge accounting	(2,761)	235	946
Designated upon initial recognition (FVO)
Net results of financial transactions
Financial assets or liabilities at fair value through profit or loss	(5,590)	7,315	(326)
Mandatorily measured at fair value
Net results of financial transactions
Financial assets or liabilities at fair value through profit or loss	5,710	(7,360)	278
Available-for-sale financial assets
Net results of financial transactions
Derecognition of financial instruments not measured at fair value through profit or loss			(17)
Financial assets at amortized cost
Net results of financial transactions
Derecognition of financial instruments not measured at fair value through profit or loss	kr 19	kr 24	kr 16